Organization and Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Inventories
Finished products	$ 6,966	$ 5,313
Work in process	6,164	5,659
Purchased materials	12,682	11,564
Inventory, Gross, Total	25,812	22,536
Excess and obsolete reserve	(1,500)	(1,300)	(1,200)	(1,418)
Inventories, net	$ 24,312	$ 21,236